SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.	Cash and Cash Equivalents

We consider short term, highly liquid investments that have an original maturity of three months or less to be cash equivalents.

2.	Accounts Receivable and Allowance for Doubtful Accounts

The allowance for doubtful accounts is based on the Company’s past experience and other factors which, in management's judgment, deserve current recognition in estimating bad debts. Such factors include growth and composition of accounts receivable, the relationship of the allowance for doubtful accounts to accounts receivable and current economic conditions. The determination of the collectability of amounts due from customer accounts requires the Company to make judgments regarding future events and trends. Allowance for doubtful accounts is determined based on assessing the Company’s portfolio on an individual customer and on an overall basis. This process consists of a review of historical collection experience, current aging status of the customer accounts, and the financial condition of Trellis’s customers. Based on a review of these factors, the Company establishes or adjusts the allowance for specific customers and the accounts receivable portfolio as a whole. At June 30, 2011 and December 31, 2010, allowance for doubtful accounts totaled $15,960 for both periods.

3.	Inventory

Inventory is stated at the lower of cost or market. Cost is determined using the average cost method and it includes the costs from manufacturers, and inbound freight. Appropriate consideration is given to obsolescence, excess quantities and other factors in evaluating the net realizable value.  The Company determines reserves for inventory based on the historical usage of inventory, age of inventory on hand, assumptions about future demand and market conditions, and estimates about potential alternative uses, which are usually limited.

4.	Property, Plant and Equipment

Property, plant and equipment are stated at cost.  Additions of new equipment and major renewals and replacements of existing equipment are capitalized.  Repairs and minor replacements are charged to operations as incurred.  Cost and accumulated depreciation and amortization are removed from the accounts when assets are sold or retired, and the resulting gains or losses are included in operations.

Depreciation of property, plant and equipment is provided using the straight-line method applied to the expected useful lives of the assets:

Estimated useful lives (years)
Machinery and equipment	3 – 7 years
Office furniture, fixtures and fittings	3 – 5 years

5.	Fair Value of Financial Instruments

The Company measures fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820”) which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

6.	Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, it records deferred income taxes based on temporary differences between the financial reporting and tax bases of assets and liabilities and uses enacted tax rates and laws that the Company expects will be in effect when it recovers those assets or settles those liabilities, as the case may be, to measure those taxes.  The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized.

The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. As of June 30, 2011, the Company did not identify any uncertain tax positions.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the income tax expense (benefit) line item in the statement of operations.

7.	Revenue and Cost Recognition

The Company generates revenues principally by the sale of disposable products for the food service industry. Revenue is recognized when the products being sold have been shipped, title and risk of loss have been transferred, collectability is probable and pricing is fixed. Title and risk of loss is determined by the terms and conditions of each sale. The majority of the Company's sales are to distributors in the United States. The Company delivers its products to the customers through either shipments from the Company's distribution center in Portland, Oregon or direct shipments from the vendor's manufacturing facility in China. For the six months ended June 30, 2011 and 2010, approximately 50% and 86%, respectively, of the Company's revenue was derived from shipments made from Portland Oregon. For the six months ended June 30, 2011 and 2010, approximately 50% and 14%, respectively, of the Company's revenue was derived from direct shipments from China. Revenues for the direct shipments are recognized when the customers received shipments. There are no provisions with the Company's distributors for returns without cause, and payment is due within 30 - 35 days from the date of transfer of title. The Company has not had any material collections issues with any of its distributors.

Beginning in March 2011, an affiliate of the Company's largest distributor, Bunzl, takes title to shipments in China. Under this arrangement, the Company recognizes revenue when title and risk of loss are transferred and when shipments are delivered to the customer’s facility in China. Payments for these sales are due 30 - 35 days from the date of transfer of title.

8.	Advertising Costs

The Company expenses advertising costs as incurred. For the six months ended June 30, 2011 and 2010, advertising expense was $9,603 and $653, respectively.

9.	Earnings (loss) per Share of Common Stock

Basic and diluted net income per share calculations are calculated on the basis of the weighted average number of shares of the Company's common stock outstanding during the year. Purchases of treasury stock reduce the outstanding shares commencing on the date that the stock is purchased. Common stock equivalents are excluded from the calculation when a loss is incurred as their effect would be anti-dilutive.

As of June 30, 2011 and December 31, 2010, the Company has no options or warrants outstanding.

As of June 30, 2011 and December 31, 2010, the Company has Convertible Preferred Stock of 1,799,331 shares and 1,399,331 shares, respectively, which can be converted to Common Stock on a 2 to 1 basis. As of December 31, 2010, the Company had convertible debt that can be converted 400,000 shares of Convertible Preferred Stock.  As the effect of these common stock equivalents would have been anti-dilutive, we have excluded all of these dilutive securities in our calculation of diluted earnings per share for the years ending June 30, 2011 and December 31, 2010.

10.	Stock-based Compensation

The Company accounts for share-based awards issued to employees and non-employees in accordance with FASB ASC 718. Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period. Additionally, share-based awards to non-employees are expensed over the period in which the related services are rendered at their fair value.

11.	Research and Development Expenses

Research and development expenses are costs associated with developing the Company’s intellectual property. Research and development costs are expensed as incurred. Research and development expenses for the six months ended June30, 2011 and 2010 were $33,600 and $21,000, respectively.

12.	Concentrations

Trade accounts receivables are typically generated from companies with distribution operations, which would be impacted by conditions relative to the U.S. economy in general. During the six months ended June 30, 2011, 59% and 24% of revenues were attributable to two customers, respectively, and in the same period as of June 30, 2010, 72%, of revenues were attributable to one customer. The Company performs ongoing credit evaluations of its customers and, generally, requires no collateral. The Company is not aware of any significant credit risk relating to these customers and has not experienced any credit loss associated with such receivables.

13.	Recent Accounting Pronouncements Adopted

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-06, “Improving Disclosures About Fair Value Measurements” (ASU 2010-06), which amends the Fair Value Measurements and Disclosures Topic of the ASC (ASC Topic 820). Among other provisions, ASC Topic 820 establishes a fair value hierarchy that prioritizes the relative reliability of inputs used in fair value measurements. The hierarchy gives highest priority to Level 1 inputs that represent unadjusted quoted market prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are directly or indirectly observable inputs other than quoted prices included within Level 1. Level 3 inputs are unobservable inputs and have the lowest priority in the hierarchy. This amendment requires new disclosures on the value of, and the reason for, transfers in and out of Levels 1 and 2 of the fair value hierarchy and additional disclosures about purchases, sales, issuances and settlements within Level 3 fair value measurements. ASU 2010-06 also clarifies existing disclosure requirements on levels of disaggregation and about inputs and valuation techniques. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the requirement to provide additional disclosures regarding Level 3 measurements which is effective for interim and annual reporting periods beginning after December 15, 2010.

14.	Subsequent Events

The Company evaluated all transactions from June 30, 2011 through September 21, 2011, the financial statement issuance date for subsequent event disclosure.